Consolidated statement of changes in equity - SEK (kr) kr in Millions	Total	Capital stock [member]	Additional paid in capital [member]	Translation reserves [member]	Cash flow hedge reserves [member]	Revaluation of borrowings [member]	Retained earnings [member]	Stockholder's equity [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2022	kr 133,304	kr 16,672	kr 24,731	kr 8,443	kr (719)	kr 477	kr 85,210	kr 134,814	kr (1,510)
Net income (loss)	(26,104)	0	0	0	0	0	(26,446)	(26,446)	342
Other comprehensive income (loss), net of tax	(738)	0	0		1,464		655	(787)	49
Total comprehensive income (loss)	(26,842)	0	0	(2,376)	1,464	(530)	(25,791)	(27,233)	391
Transactions with owners
Share issue, net	50	50	0	0	0	0	0	50	0
Repurchase of own shares, Group	(50)	0	0	0	0	0	(50)	(50)	0
Long–term variable compensation plans, Group	82	0	0	0	0	0	82	82	0
Dividends paid	(9,104)	0	0	0	0	0	(8,991)	(8,991)	(113)
Transactions with non-controlling interests	(32)	0	0	0	0	0	1	1	(33)
Ending balance at Dec. 31, 2023	97,408	16,722	24,731	6,067	745	(53)	50,461	98,673	(1,265)
Net income (loss)	374	0	0	0	0	0	20	20	354
Other comprehensive income (loss), net of tax	4,341	0	0	6,721	(2,515)	(450)	739	4,495	(154)
Total comprehensive income (loss)	4,715	0	0	6,721	(2,515)	(450)	759	4,515	200
Transactions with owners
Share issue, net	21	21	0	0	0	0	0	21	0
Repurchase of own shares, Group	(21)	0	0	0	0	0	(21)	(21)	0
Long–term variable compensation plans, Group	93	0	0	0	0	0	93	93	0
Dividends paid	(9,233)	0	0	0	0	0	(8,997)	(8,997)	(236)
Ending balance at Dec. 31, 2024	92,983	16,743	24,731	12,788	(1,770)	(503)	42,295	94,284	(1,301)
Net income (loss)	28,714	0	0	0	0	0	28,428	28,428	286
Other comprehensive income (loss), net of tax	(2,191)	0	0	(11,534)	3,834	24	5,373	(2,303)	112
Total comprehensive income (loss)	26,523	0	0	(11,534)	3,834	24	33,801	26,125	398
Transactions with owners
Share issue, net	116	116	0	0	0	0	0	116	0
Sale/Repurchase of own shares, Group	(110)	0	0	0	0	0	(110)	(110)	0
Sale/Repurchase of own shares, Associates	(6)	0	0	0	0	0	(6)	(6)	0
Long–term variable compensation plans, Group	175	0	0	0	0	0	175	175	0
Long–term variable compensation plans, Associates	4	0	0	0	0	0	4	4	0
Dividends paid	(9,545)	0	0	0	0	0	(9,499)	(9,499)	(46)
Transactions with non-controlling interests	124	0	0	0	0	0	(1,554)	(1,554)	1,678
Ending balance at Dec. 31, 2025	kr 110,264	kr 16,859	kr 24,731	kr 1,254	kr 2,064	kr (479)	kr 65,106	kr 109,535	kr 729